UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2013–June 30, 2014

Item 1. Proxy Voting Record

On September 3, 2013, Western Asset Institutional U.S. Treasury Obligations Money Market Fund was launched.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06740
Reporting Period: 07/01/2013 - 06/30/2014
Legg Mason Partners Institutional Trust

========= Western Asset Institutional AMT Free Municipal Money Market  =========
=========                             Fund                             =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Institutional Cash Reserves ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset Institutional Government Reserves ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Institutional Liquid Reserves ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Institutional Tax Free Reserves =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Western Asset Institutional U.S. Treasury Obligations Money  =========
=========                         Market Fund                          =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Western Asset Institutional U.S. Treasury Reserves ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Municipal High Income SMASh Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset SMASh Series C Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset SMASh Series EC Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset SMASh Series M Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:

/s/ Kenneth D. Fuller

Kenneth D. Fuller

President and Chief Executive Officer

Date: August 1, 2014